Note 9 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Detailed Information About Property, Plant and Equipment

Reconciliation of the Carrying Amounts of Property and Equipment

	Office Premises	Equipment	Leasehold Improvements	Furniture and Fixtures	Total
Net book value as of January 1, 2024	$6,343	$9,635	$14	$83	$16,074
Additions	1,137	26,121	—	20	27,278
Depreciation	(1,838)	(7,034)	(14)	(34)	(8,921)
Effect of movements in exchange rates	(41)	(328)	—	(6)	(375)
Net book value as of December 31, 2024	5,600	28,393	—	65	34,058
Additions	1,926	7,880	14	30	9,850
Depreciation	(2,029)	(8,601)	(3)	(37)	(10,670)
Effect of movements in exchange rates	—	(498)	—	4	(494)
Net book value as of December 31, 2025	$5,498	$27,174	$10	$62	$32,744

As of December 31, 2024:
Cost	$16,517	$61,508	$1,710	$779	$80,514
Accumulated depreciation and impairment	$(10,916)	$(33,115)	$(1,710)	$(714)	$(46,456)
As of December 31, 2025:
Cost	$18,443	$67,348	$1,724	$814	$88,329
Accumulated depreciation and impairment	$(12,945)	$(40,174)	$(1,714)	$(752)	$(55,584)

Disclosure of Detailed Information About the Estimated Useful Lives of Property, Plant and Equipment

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

•
Office premises: Over the lease term.
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Equipment: Up to 10 years, or the lease term, whichever is shorter. Within this category, servers and network equipment are depreciated over an estimated useful life of 6 years.
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Leasehold improvements: Up to 6 years, or the lease term, whichever is shorter.
•
Furniture and fixtures: Up to 5 years.